                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2959

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------- ----------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Tax-Free Money Fund

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Investment Products

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Scudder Tax-Free Money Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Tax-Free Money Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Manager

Joseph Benevento

Director of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management and the fund in 2002.

• Over 14 years of investment industry experience.

Steven H. Boyd

CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1998 and the fund in 2002.

• Over 8 years of investment industry experience.

In the following interview, Lead Portfolio Manager Steven H. Boyd and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent fiscal year ended May 31, 2003.

Q: How did the fund perform over its most recent fiscal year?

A: Over the 12 months ended May 31, 2003, the fund's 7-day yield declined from 0.91% on May 31, 2002 to 0.67%, reflecting the Federal Open Market Committee (FOMC) decision to reduce the federal funds rate by 50 basis points on November 6, 2002. For the 12-month period ended May 31, 2003, Class S shares of the fund returned 0.74%, compared with the 0.71% average return of tax-exempt money market funds.1 (Past performance is no guarantee of future results. The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.)

1 Tax-exempt money market funds as defined by Lipper Inc. are those that invest in high-quality municipal obligations with dollar-weighted average maturities of less than 90 days and intend to keep constant net asset value. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: How would you describe the economic environment for money market securities over the most recent 12-month period?

A: For the past year the economy has experienced one small shock after another. Most notably, last summer a number of corporate scandals - including the Enron and WorldCom debacles - were brought to light. By January of this year, the buildup to the Iraqi war had begun in the public's mind, but that buildup really began last September, when President Bush gave a speech at the United Nations challenging the world body to rid Iraq of weapons of mass destruction. There hasn't been a long period of calm in which the economy had a chance to recover from previous shocks. In light of continued economic weakness, the Federal Reserve Board, at its November 6, 2002, Open Market Committee meeting, chose to lower the federal funds rate by 50 basis points to 1.25%. At that time, though many observers expected the Fed to cut interest rates by 25 basis points, few expected a 50-point move. With this action, the Fed clearly indicated that it wanted to boost the US economy. Monetary policy works with a lag, so the effect of a 50-basis-point reduction typically emerges six to nine months later. We are approaching the time when the effects should show up in improved economic statistics, but we believe the ongoing rebuilding effort in Iraq could be masking those effects.

Q: What impact did this economic environment have on money market yields?

A: With the buildup to the war in Iraq, money market yields gradually declined during the period, and the money market yield curve flattened. This means that longer-term money market rates are approaching and even dipping below shorter-term rates. In addition, cities and states across the country experienced declining revenues and higher expenditures. Short-term rates are anchored by the 1.25% federal funds rate. Until mid-March, the money market yield curve was positively sloped, with interest rates rising as maturities lengthened. If you purchased a three-, six- or 12-month security, there was a gradual yield pickup. That is not the case at present, though interest rate movements have been volatile during the time of the buildup to the war and through its aftermath.

Money market yield curve 5/31/02 versus 5/31/03 (7-day yield)

Length of Maturity (in months)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Fund's Class S Shares Yields
	7-day average yield	7-day compounded effective yield
May 31, 2002	0.91%	0.91%
May 31, 2003	0.67%	0.67%

Yields will fluctuate and are not guaranteed.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Q: What was the fund's strategy during the period?

A: Our strategy, in light of states' and municipalities' financial difficulties, has been to move away from purchasing municipal credits on their own, and to seek credits that are enhanced by third-party guarantors such as banks and insurance companies. This strategy should help to insulate the fund from credit problems. We are also purchasing securities of state agencies that provide essential services, expecting those agencies to be adequately funded and the creditworthiness of this debt to be sustained. In addition, we have been working to align the fund's portfolio more closely with its benchmark. This means that the portfolio would generally have 65-70% exposure to variable-rate securities and 30-35% exposure to fixed-rate securities. Going forward, we will continue to rebalance the fund's portfolio based on cash flows, asset growth and supply and demand.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

Municipal Investments - 100.0%
Alabama 0.5%
Birmingham, General Obligation, Series B, 5.0%, 7/1/2003 (b)	1,375,000	1,379,168
Arizona 1.0%
Phoenix Industrial Development Authority, Multi-Family Housing Revenue, AMT, Series A, 1.25%*, 10/15/2030	1,780,000	1,780,000
Scottsdale Preservation Authority Excise Tax Revenue, 6.0%, 7/1/2003 (b)	1,000,000	1,003,789
Arkansas 0.9%
Pocahontas, MacLean, AMT, 1.3%*, 5/1/2015	2,500,000	2,500,000
California 3.4%
Alameda County, Series 410, 1.24%*, 9/1/2021 (b)	4,000,000	4,000,000
General Obligation, Series 819-D, 1.24%*, 2/1/2028 (b)	2,200,000	2,200,000
Los Angeles Regional Airports Improvement Corp., Los Angles International Airport, AMT, 1.33%*, 12/1/2025	430,000	430,000
Los Angeles Regional Airports Improvement Corp., Lease Revenue, 1.3%*, 12/1/2025	1,816,100	1,816,100
Water Department, Residential Power Supply Revenue, VAR-SER C-9, 1.15%*, 5/1/2022	1,000,000	1,000,000
Colorado 7.3%
Denver, City & County Economic Development Revenue, Western Stock Show Project, 1.25%*, 7/1/2029	1,055,000	1,055,000
General Funding Revenue, Tax and Revenue Anticipation Notes, 2.5%, 6/27/2003	8,700,000	8,707,716
General Funding Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	3,500,000	3,503,683
Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.25%*, 6/1/2021	2,345,000	2,345,000
Health Facilities Authority Revenue, Series B, 1.26%*, 1/1/2033	2,000,000	2,000,000
Traer Creek, Metropolitan District Revenue, 1.21%*, 10/1/2021	2,500,000	2,500,000
Delaware 1.9%
Economic Development Authority Revenue, Winterthur Museum Project, 1.25%*, 9/1/2012	5,200,000	5,200,000
District of Columbia 1.2%
General Obligation, Series B-1, 1.30%*, 6/1/2003	200,000	200,000
General Obligation, Series B-2, 1.30%*, 6/1/2003	200,000	200,000
Metropolitan Airport Authority System Revenue, Series C, AMT, 1.25%*, 10/1/2021 (b)	3,000,000	3,000,000
Florida 6.8%
Capital Treasury Agency Revenue, Seminole Tribe Resort, Series B, 1.25%*, 10/1/2033	2,150,000	2,150,000
Escambia County, Housing Finance Authority, Single Family Mortgage Revenue, AMT, 1.29%*, 10/1/2031	920,000	920,000
Governmental Financing Community Revenue, 1.25%*, 7/1/2016 (b)	800,000	800,000
Housing Finance Corporate Multifamily Revenue, Victoria Park, 1.20%*, 10/15/2032	1,500,000	1,500,000
Indian River County, Hospital Revenue, 1.35%*, 10/1/2015	300,000	300,000
Jacksonville, Capital Project Revenue, Series 1, 1.10%*, 10/1/2017 (b)	1,000,000	1,000,000
Jacksonville, Electric Authority Revenue, Series B, 1.3%*, 10/1/2030	140,000	140,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.1%, 7/11/2003	1,700,000	1,700,000
Jacksonville, Electric Authority Revenue, Series F, 1.3%*, 10/1/2030	1,000,000	1,000,000
Lee County, Industrial Development Authority, Healthcare Facilities Revenue, Cypress Cove, 1.20%*, 10/1/2007	450,000	450,000
Miami-Dade County, Industrial Development Authority Revenue, Gulliver Schools Project, 1.25%*, 9/1/2029	3,900,000	3,900,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.25%*, 11/1/2028	5,115,000	5,115,000
Georgia 3.2%
Burke County, Development Authority, Pollution Control Revenue, Series A, 1.3%*, 1/1/2020 (b)	1,700,000	1,700,000
Columbus Housing Authority Revenue, Universal Foundation, 1.20%*, 11/1/2017	1,450,000	1,450,000
Fayette County, Development Authority Educational Facilities Revenue, 1.20%*, 4/1/2024	600,000	600,000
Rockdale County, Hospital Authority Revenue, 1.20%*, 10/1/2027	3,000,000	3,000,000
Willacoochie, Development Authority, Pollution Control Revenue, AMT, 1.3%*, 5/1/2021	2,000,000	2,000,000
Idaho 1.1%
Powers County, Industrial Development Revenue, AMT, 1.3%*, 4/1/2014	3,000,000	3,000,000
Illinois 11.0%
Alsip, Industrial Development Revenue, Keebler Co. Project, 1.3%*, 10/1/2004	3,750,000	3,750,000
Chicago, Sales Tax Revenue, 1.20%*, 1/1/2034 (b)	2,000,000	2,000,000
Chicago, De Le Salle Project, 1.26%*, 4/1/2027	1,810,000	1,810,000
Chicago, Public Improvements Revenue, 1.21%*, 1/1/2037 (b)	3,600,000	3,600,000
Development Finance Authority, Museum of Contemporary Art Project, 1.2%*, 2/1/2029	2,000,000	2,000,000
Development Finance Authority, Organization Bank Project, 1.3%*, 12/1/2020	1,800,000	1,800,000
Development Finance Authority, Chicago Symphony Orchestra, 1.20%*, 12/1/2028	1,300,000	1,300,000
Development Finance Authority, Katlaw Tretam & Co. Project, AMT, 1.29%*, 8/1/2027	1,700,000	1,700,000
General Obligation, 2.0%, 1/15/2004	9,000,000	9,058,197
Health Facilities Authority Revenue, Gottlieb Health Resources, Inc., 1.20%*, 11/15/2025	2,500,000	2,500,000
Vernon Hills, Industrial Development Revenue, Northwestern Tool & Die Project, 1.30%*, 4/1/2025	1,105,000	1,105,000
Indiana 3.3%
Indiana Bank Revenue, Advanced Funding Program, Series A, 2.0%, 1/27/2004 (b)	2,000,000	2,011,695
Crawfordville, AMT, 1.3%*, 6/1/2007	1,600,000	1,600,000
Health Facilities Financing Authority Revenue, Ascension Health, Series B, 1.15%*, 11/15/2039	1,355,000	1,355,000
Indianapolis Public Improvement Revenue Bond, Series 784, 1.25%*, 7/1/2033 (b)	4,000,000	4,000,000
Iowa 1.5%
Higher Education Authority Revenue, Private College St. Ambrose, 1.3%*, 4/1/2033	700,000	700,000
Revenue Anticipation Notes, Primary Road Fund, 2.5%, 6/30/2003	3,500,000	3,502,867
Kentucky 3.1%
Economic Development Authority, Health Facilities Revenue, Easter Seal Society Project, 1.3%*, 11/1/2030	1,870,000	1,870,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky Inc. Project, 1.25%*, 7/1/2019	1,700,000	1,700,000
Pendleton County Lease Revenue, 1.1%, 7/10/2003	5,000,000	5,000,000
Maine 0.7%
Housing Authority Mortgage, Series E-2, AMT, 1.65%, 11/15/2031	2,000,000	2,000,000
Massachusetts 1.4%
Marblehead, Bond Anticipation Notes, 2.35%, 8/21/2003	4,000,000	4,008,670
Michigan 5.7%
ABN AMRO Munitops Certificates, Series 2003-3, 1.35%*, 1/1/2011 (b)	7,000,000	7,000,000
Detroit Water Supply Systems, Series B24, 1.27%*, 7/1/2026 (b)	2,600,000	2,600,000
Grand Valley, Michigan State University Revenue, Series B, 1.20%*, 6/1/2027 (b)	2,965,000	2,965,000
Municipal Securities Trust Certificates, Series 9054, 1.32%*, 4/20/2011	1,000,000	1,000,000
Oakland County, Economic Development Corp., Limited Obligation Revenue, Lyon Gear & Machine, Inc. Project, AMT, 1.4%*, 5/1/2012	305,000	305,000
Strategic Fund, Limited Obligation Revenue, Lake Shore Inc. Project, AMT, 1.4%*, 11/1/2019	1,990,000	1,990,000
Missouri 1.8%
Development & Finance Board, St. Louis Air, Cargo Facilities Revenue, AMT, 1.32%*, 3/1/2030	2,000,000	2,000,000
St. Louis, Airport Revenue Municipal Securities Trust Receipts, Series SGA 71, AMT, 1.30%*, 7/1/2022 (b)	3,000,000	3,000,000
New Hampshire 1.5%
Business Finance Authority, Waste Management of NH Inc. Project, AMT, 1.3%*, 9/1/2012	4,000,000	4,000,000
New Jersey 2.6%
Salem County, Industrial Pollution Control Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.2%*, 3/1/2012	5,100,000	5,100,000
Tax and Revenue Anticipation Notes, 3.0%, 6/12/2003	2,000,000	2,001,104
New York 4.4%
Buffalo, General Obligation Notes, 2.5%, 6/27/2003 (b)	2,000,000	2,001,375
Municipal Water Finance Authority, 1.0%, 8/14/2003	3,000,000	3,000,000
Municipal Securities Trust Certificates, Series 2002-202, 1.20%*, 10/21/2010 (b)	1,000,000	1,000,000
New York City Transitional Finance Authority Revenue, Series 2, 2.0%, 2/19/2004	3,000,000	3,019,226
New York City Transitional Finance Authority Revenue, Series 3, 1.2%*, 11/1/2022	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue, Series C, 1.35%*, 5/1/2028	1,000,000	1,000,000
Triborough Bridge and Tunnel Authority Revenue, Series B-13, 1.257*, 11/15/2021 (b)	300,000	300,000
Ohio 0.8%
Higher Educational Facilities Authority Revenue, Series A, 1.3%*, 9/1/2020	880,000	880,000
Higher Educational Facilities Authority Revenue, Series B, 1.3%*, 9/1/2020	1,465,000	1,465,000
Oklahoma 0.7%
Payne County, Economic Development Authority Student Housing Revenue, 1.24%*, 6/1/2032 (b)	2,000,000	2,000,000
Pennsylvania 5.4%
Dallastown, Area School District, General Obligation, 1.25%*, 2/1/2018 (b)	4,000,000	4,000,000
Dauphin County, General Authority Revenue, 1.27%*, 11/1/2017 (b)	5,100,000	5,100,000
General Obligation Bond, Series A15, 1.27%*, 1/1/2017 (b)	1,800,000	1,800,000
Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.3%*, 3/1/2027 (b)	2,000,000	2,000,000
Public School Building Authority, Parkland School District, Series D, 1.25%*, 3/1/2019 (b)	2,090,000	2,090,000
South Carolina 0.7%
Marlboro County, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 1.29%*, 5/1/2017	1,900,000	1,900,000
Tennessee 3.6%
Blount County, Public Building Authority, 1.20%*, 6/1/2031 (b)	2,500,000	2,500,000
Blount County, Public Building Authority, 1.20%*, 6/1/2017 (b)	2,520,000	2,520,000
Shelby County, Health and Educational Facilities, 1.1%, 6/18/2003	5,000,000	5,000,000
Texas 17.5%
Carrollton County, Independent School District, 5.5%, 2/15/2004	1,895,000	1,953,915
Harrison County Health Facilities Development Corp., Methodist Hospital, 1.3%*, 12/1/2032	2,700,000	2,700,000
Houston Water and Sewer, Series A, 1.1%, 7/8/2003	5,000,000	5,000,000
Houston, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2003	7,500,000	7,508,418
Lower Colorado River Authority Revenue, 1.27%*, 5/15/2017 (b)	7,785,000	7,785,000
North Texas Municipal Water District, Upper Efork Waste Water Contract, 6.250%, 6/1/2010 (b)	1,000,000	1,000,000
San Antonio, Electric & Gas Revenue: 1.05%, 6/10/2003	5,000,000	5,000,000
1.08%, 6/9/2003	2,000,000	2,000,000
1.24%*, 2/1/2018	2,000,000	2,000,000
1.25%*, 2/1/2015	1,325,000	1,325,000
Tax & Revenue Anticipation Notes, 2.75%, 8/29/2003	10,200,000	10,235,127
Waco, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 1.35%*, 6/1/2014	1,900,000	1,900,000
Water Development Revenue, Revolving Fund, 1.35%*, 7/15/2022	185,000	185,000
Virginia 0.5%
Virginia Beach, Development Authority Residential Care Facility Mortgage Revenue, Westminster Canterbury, Series B, 1.20%*, 11/1/2006	1,500,000	1,500,000
Washington 2.5%
Tacoma General Obligation: 1.05%, 8/14/2003	5,000,000	5,000,000
1.08%, 6/9/2003	2,000,000	2,000,000
West Virginia 0.5%
Randolph County, Industrial Development Revenue, Allegheny Wood Products Project, AMT, 1.40%*, 12/1/2007	1,325,000	1,325,000
Wisconsin 2.8%
Caledonia, Industrial Development Revenue, Badger Electronics Project, AMT, 1.4%*, 9/1/2020	2,170,000	2,170,000
Franklin, Industrial Development Revenue, All-Glass Aquarium Co. Project, AMT, 1.4%*, 9/1/2018	2,000,000	2,000,000
Racine, Solid Waste Disposal Revenue, Republic Services Inc. Project, AMT, 1.30%*, 8/1/2037	2,500,000	2,500,000
Whitewater, Industrial Development Authority, MacLean Fogg Project, 1.3%*, 12/1/2009	1,000,000	1,000,000
Wyoming 0.7%
Sweetwater General Obligation, 1.1%, 6/12/2003	2,000,000	2,000,000
Total Investment Portfolio - 100.0% (Cost $277,141,050) (a)		277,141,050

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2003.
(a) The cost for federal income tax purposes was $277,141,050.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At May 31, 2003, insurance concentration greater than 10% of the total Investment Portfolio was with MBIA (10%).
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at value (cost $277,141,050)	$ 277,141,050
Cash	71,555
Receivable for investments sold	610,353
Interest receivable	1,340,801
Receivable for Fund shares sold	338,295
Total assets	279,502,054
Liabilities
Dividends payable	16,680
Payable for Fund shares redeemed	316,343
Accrued management fee	111,224
Other accrued expenses and payables	35,257
Total liabilities	479,504
Net assets, at value	$ 279,022,550
Net Assets
Net assets consist of: Undistributed net investment income	133,961
Accumulated net realized gain (loss)	(877,339)
Paid-in capital	279,765,928
Net assets, at value	$ 279,022,550
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($69,293,880 / 69,357,698 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class S Net Asset Value, offering and redemption price per share ($209,728,670 / 209,542,493 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 4,118,438
Expenses: Management fee	1,458,248
Administrative fee	443,609
Trustees' fees and expenses	11,251
Other	4,459
Total expenses, before expense reductions	1,917,567
Expense reductions	(433)
Total expenses, after expense reductions	1,917,134
Net investment income	2,201,304
Net realized gain (loss) on investment transactions	3,183
Net increase (decrease) in net assets resulting from operations	$ 2,204,487

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2003	2002
Operations: Net investment income	$ 2,201,304	$ 4,711,834
Net realized gain (loss) on investment transactions	3,183	(112)
Net increase (decrease) in net assets resulting from operations	2,204,487	4,711,722
Distributions to shareholders from: Net investment income: Class AARP	(531,417)	(1,107,088)
Class S	(1,668,202)	(3,606,394)
Fund share transactions: Proceeds from shares sold	204,391,403	439,117,219
Reinvestment of distributions	1,947,069	4,079,187
Cost of shares redeemed	(262,092,295)	(453,513,912)
Net increase (decrease) in net assets from Fund share transactions	(55,753,823)	(10,317,506)
Increase (decrease) in net assets	(55,748,955)	(10,319,266)
Net assets at beginning of period	334,771,505	345,090,771
Net assets at end of period (including undistributed net investment income of $133,961 at May 31, 2003)	$ 279,022,550	$ 334,771,505

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.007	.014	.024
Less distributions from: Net investment income	(.007)	(.014)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.74	1.39	2.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	76	83
Ratio of expenses (%)	.65	.65	.65*
Ratio of net investment income (%)	.74	1.39	3.28*
a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001. * Annualized ** Not annualized

Class S
Years Ended May 31,	2003	2002	2001	2000	1999[a]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.007	.014	.034	.030	.010	.029
Less distributions from: Net investment income	(.007)	(.014)	(.034)	(.030)	(.010)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.74	1.39	3.43[c]	3.09[c]	1.03c**	2.92[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	210	259	262	267	257	249
Ratio of expenses before expense reductions (%)	.65	.65	.67	.75[d]	.75*	.71
Ratio of expenses after expense reductions (%)	.65	.65	.65	.66[d]	.65*	.65
Ratio of net investment income (%)	.74	1.39	3.39	3.04	2.46*	2.87
[a] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.
[b] Year ended December 31.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2000 before and after expense reductions were .73% and .65%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Tax-Free Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that both classes bear certain expenses unique to that share class such as administrative fees. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $878,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2004 ($550,000), May 31, 2005 ($221,000) and May 31, 2006 ($107,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed tax-exempt income*	$ 150,641
Capital loss carryforwards	$ (878,000)

In addition, during the years ended May 31, 2003 and 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from tax-exempt income*	$ 2,199,619	$ 4,713,482

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas, Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets and 0.48% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.50% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.15% of the average daily net assets of each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at May 31, 2003
Class AARP	$ 107,348	$ 8,587
Class S	336,261	25,734
	$ 443,609	$ 34,321

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $433 for custodian credits earned.

D. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes shares and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	13,363,615	$ 13,363,615	16,537,661	$ 16,537,921
Class S	191,027,788	191,027,788	422,578,899	422,579,298
		$ 204,391,403		$ 439,117,219
Shares issued to shareholders in reinvestment of distributions
Class AARP	442,429	$ 442,429	900,747	$ 900,747
Class S	1,504,640	1,504,640	3,178,165	3,178,440
		$ 1,947,069		$ 4,079,187
Shares redeemed
Class AARP	(20,291,817)	$ (20,291,817)	(24,390,101)	$ (24,390,101)
Class S	(241,800,478)	(241,800,478)	(429,123,810)	(429,123,811)
		$ (262,092,295)		$ (453,513,912)
Net increase (decrease)
Class AARP	(6,485,773)	$ (6,485,773)	(6,951,693)	$ (6,951,433)
Class S	(49,268,050)	(49,268,050)	(3,366,746)	(3,366,073)
		$ (55,753,823)		$ (10,317,506)

Report of Independent Auditors

To the Trustees and Shareholders of Scudder Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Scudder Tax-Free Money Fund (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts July 10, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Joseph Benevento (34) Vice President, 2002-present	Director, Deutsche Asset Management (2002-present); prior thereto, Citigroup Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AFRXX	STFXX
Fund Number	171	071

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003